Current and Future Changes in Accounting Policies - Schedule of Recognized Lease Liabilities (Detail) - CAD ($) $ in Millions	Nov. 01, 2019	Oct. 31, 2020	Oct. 31, 2019
Disclosure of changes in accounting policies [line items]
Lease liabilities recognized		$ 6,095	$ 66
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of changes in accounting policies [line items]
Operating lease commitments disclosed as at October 31, 2019			$ 7,621
Commitments for leases that have not commenced at November 1, 2019, and commitments for non-lease payments	$ (2,577)
Effect of recognition exemption for short-term and low value leases	(29)
Effect of extension and termination options reasonably certain to be exercised and other	4,732
Effect of discounting using the incremental borrowing rate	(4,083)
Lease liabilities recognized	$ 5,664